GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net Impairment Loss (Reversal Of Impairment Loss)	$ 1,026	$ 218	$ 133
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net Impairment Loss (Reversal Of Impairment Loss)	(6)	0	0
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net Impairment Loss (Reversal Of Impairment Loss)	$ 1,020	$ 218	$ 133